Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold improvements	Music education equipment	Furniture and fixtures	Office equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2021	4,136	18,226	335	879	23,576
Additions	425	53,830	6	166	54,427
Disposals	—	(1,859)	—	(15)	(1,874)
At December 31, 2021	4,561	70,197	341	1,030	76,129
Acquisition from business combinations (Note 8)	—	—	—	8	8
Additions	—	155	—	3	158
Disposals	—	(2,367)	—	—	(2,367)
At December 31, 2022	4,561	67,985	341	1,041	73,928
Accumulated depreciation
At January 1, 2021	(2,858)	(1,752)	(179)	(652)	(5,441)
Depreciation charge for the year	(804)	(9,710)	(72)	(123)	(10,709)
Disposals	—	462	—	2	464
At December 31, 2021	(3,662)	(11,000)	(251)	(773)	(15,686)
Depreciation charge for the year	(817)	(13,983)	(54)	(112)	(14,966)
Disposals	—	692	—	—	692
At December 31, 2022	(4,479)	(24,291)	(305)	(885)	(29,960)
Accumulated impairment loss
At January 1, 2021	—	—	—	—	—
Impairment loss charge for the year	—	—	—	—	—
At December 31, 2021	—	—	—	—	—
Impairment loss charge for the year	—	(34,858)	—	—	(34,858)
At December 31, 2022	—	(34,858)	—	—	(34,858)
Net carrying amount
At December 31, 2022	82	8,836	36	156	9,110
At December 31, 2021	899	59,197	90	257	60,443